Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000249214
Shareholder Report [Line Items]
Fund Name	AB Mid Cap Value Portfolio
Class Name	Class Z
Trading Symbol	ABMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-A. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABMVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$43	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.67%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell Midcap Value Index (the “benchmark”), before sales charges. The Fund’s outperformance was primarily driven by effective stock selection decisions relative to the benchmark. Selection within energy, industrials, consumer staples and materials were the primary contributors to performance. Conversely, selection within health care and real estate detracted. Sector allocation had a modest negative impact on performance, as an underweight to technology and overweights to industrials and health care detracted from results. These effects were partially offset by favorable positioning within communication services, financials and consumer discretionary. The Fund’s performance reflected the impact of management decisions across various sectors, which had both negative and positive influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell Midcap Value Index
04/24	$10,000	$10,000	$10,000
11/24	$11,360	$11,888	$11,699
11/25	$11,800	$13,671	$12,034
06/26	$14,167	$15,076	$14,158

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 4/30/24
Class Z	28.32%	17.41%
S&P 500 Index	22.33%	20.83%
Russell Midcap Value Index	26.62%	17.38%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,833,131
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0	[2]
InvestmentCompanyPortfolioTurnover	25.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,833,131
# of Portfolio Holdings	58
Portfolio Turnover Rate	25%Footnote Reference+
Total Advisory Fees Paid (Net)	$0Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	20.7%
Financials	14.7%
Health Care	11.5%
Information Technology	10.3%
Consumer Discretionary	9.1%
Materials	8.2%
Real Estate	7.9%
Energy	6.3%
Utilities	6.0%
Consumer Staples	5.5%
Short-Term Investments	0.7%
Other assets less liabilities	-0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
TD SYNNEX Corp.	$94,104	3.3%
Ameren Corp.	$87,606	3.1%
Everest Group Ltd.	$83,235	2.9%
Reliance, Inc.	$82,566	2.9%
Alliant Energy Corp.	$81,859	2.9%
United Rentals, Inc.	$77,037	2.7%
TechnipFMC PLC	$75,648	2.7%
Dollar Tree, Inc.	$74,142	2.6%
PACCAR, Inc.	$73,754	2.6%
Medline, Inc. - Class A	$72,648	2.6%
Total	$802,599	28.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000120605
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Advisor Class
Trading Symbol	ASYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASYLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$167	1.59%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,799	$11,790
06/18	$11,921	$13,484
06/19	$12,665	$14,889
06/20	$13,079	$16,006
06/21	$16,371	$22,536
06/22	$15,677	$20,144
06/23	$16,694	$24,091
06/24	$19,426	$30,006
06/25	$21,461	$34,556
06/26	$23,665	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	10.27%	7.65%	9.00%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,478,170,774
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 21,302,590
InvestmentCompanyPortfolioTurnover	318.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000120608
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class A
Trading Symbol	ASLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASLAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$193	1.84%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,572	$10,000
06/17	$10,311	$11,790
06/18	$11,353	$13,484
06/19	$12,026	$14,889
06/20	$12,399	$16,006
06/21	$15,475	$22,536
06/22	$14,780	$20,144
06/23	$15,697	$24,091
06/24	$18,226	$30,006
06/25	$20,079	$34,556
06/26	$22,080	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	9.97%	7.37%	8.72%
Class A (with sales charges)	5.30%	6.44%	8.24%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,478,170,774
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 21,302,590
InvestmentCompanyPortfolioTurnover	318.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000120609
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class C
Trading Symbol	ASCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASCLX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$270	2.58%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,694	$11,790
06/18	$11,694	$13,484
06/19	$12,291	$14,889
06/20	$12,568	$16,006
06/21	$15,573	$22,536
06/22	$14,766	$20,144
06/23	$15,576	$24,091
06/24	$17,932	$30,006
06/25	$19,619	$34,556
06/26	$21,412	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	9.14%	6.57%	7.91%
Class C (with sales charges)	8.18%	6.57%	7.91%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,478,170,774
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 21,302,590
InvestmentCompanyPortfolioTurnover	318.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000120610
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class I
Trading Symbol	ASILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASILX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Net market exposure and security selection primarily detracted from absolute performance during the period, relative to the benchmark. Within the Fund's short holdings, security selection within real estate and industrials detracted, while technology and financials contributed. Within the Fund's long holdings, selection within financials, consumer discretionary and communication services detracted, while technology, health care and industrials contributed.

During the 12-month period, the Fund used derivatives in the form of futures for hedging purposes, which detracted from overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$10,807	$11,790
06/18	$11,938	$13,484
06/19	$12,680	$14,889
06/20	$13,108	$16,006
06/21	$16,407	$22,536
06/22	$15,715	$20,144
06/23	$16,743	$24,091
06/24	$19,484	$30,006
06/25	$21,539	$34,556
06/26	$23,752	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	10.27%	7.68%	9.04%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,478,170,774
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 21,302,590
InvestmentCompanyPortfolioTurnover	318.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,478,170,774
# of Portfolio Holdings	93
Portfolio Turnover Rate	318%
Total Advisory Fees Paid (Net)	$21,302,590

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

Table Summary
iShares 20+ Year Treasury Bond ETF	(2.3)%
Acadia Realty Trust	(0.1)%
Chatham Lodging Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.0)%
Agree Realty Corp.	(0.0)%
Roper Technologies, Inc.	(0.0)%

Sector Breakdown (as a % of net assets)

Table Summary
Sector	Long	Short
Investment Companies	42.9%	(2.3)%
Information Technology	19.4%	(0.0)%
Financials	9.4%	(0.0)%
Industrials	5.7%	(0.0)%
Health Care	5.5%	(0.0)%
Communication Services	5.4%	(0.0)%
Consumer Discretionary	3.5%	(0.0)%
Consumer Staples	2.6%	(0.0)%
Energy	2.4%	(0.0)%
Utilities	1.1%	(0.0)%
Materials	0.9%	(0.0)%
Real Estate	0.0%	(0.2)%
Other assets less liabilities	3.7%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

Table Summary
NVIDIA Corp.	4.2%
Apple, Inc.	3.3%
Alphabet, Inc. - Class A	3.3%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Berkshire Hathaway, Inc. - Class B	1.9%
Micron Technology, Inc.	1.6%
Broadcom, Inc.	1.6%
Applied Materials, Inc.	1.4%
Visa, Inc. - Class A	1.4%

Material Fund Change [Text Block]
C000028524
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Advisor Class
Trading Symbol	QUAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$94	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,855	$11,790	$12,440
06/18	$17,460	$13,484	$15,160
06/19	$19,310	$14,889	$15,086
06/20	$22,319	$16,006	$15,610
06/21	$33,529	$22,536	$23,628
06/22	$20,800	$20,144	$15,729
06/23	$24,147	$24,091	$18,644
06/24	$26,152	$30,006	$20,347
06/25	$28,632	$34,556	$22,326
06/26	$38,596	$42,271	$30,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.80%	2.86%	14.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,128,884,511
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 19,668,766	[4]
InvestmentCompanyPortfolioTurnover	116.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028521
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class A
Trading Symbol	QUASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
06/16	$9,574	$10,000	$10,000
06/17	$12,280	$11,790	$12,440
06/18	$16,635	$13,484	$15,160
06/19	$18,352	$14,889	$15,086
06/20	$21,158	$16,006	$15,610
06/21	$31,704	$22,536	$23,628
06/22	$19,617	$20,144	$15,729
06/23	$22,717	$24,091	$18,644
06/24	$24,544	$30,006	$20,347
06/25	$26,806	$34,556	$22,326
06/26	$36,045	$42,271	$30,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	34.46%	2.60%	14.18%
Class A (with sales charges)	28.74%	1.71%	13.68%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,128,884,511
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 19,668,766	[6]
InvestmentCompanyPortfolioTurnover	116.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028523
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class C
Trading Symbol	QUACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUACX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.88%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,733	$11,790	$12,440
06/18	$17,120	$13,484	$15,160
06/19	$18,747	$14,889	$15,086
06/20	$21,451	$16,006	$15,610
06/21	$31,906	$22,536	$23,628
06/22	$19,596	$20,144	$15,729
06/23	$22,520	$24,091	$18,644
06/24	$24,145	$30,006	$20,347
06/25	$26,173	$34,556	$22,326
06/26	$34,931	$42,271	$30,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	33.46%	1.83%	13.32%
Class C (with sales charges)	32.46%	1.83%	13.32%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,128,884,511
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 19,668,766	[8]
InvestmentCompanyPortfolioTurnover	116.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028527
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class I
Trading Symbol	QUAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,863	$11,790	$12,440
06/18	$17,468	$13,484	$15,160
06/19	$19,319	$14,889	$15,086
06/20	$22,329	$16,006	$15,610
06/21	$33,537	$22,536	$23,628
06/22	$20,811	$20,144	$15,729
06/23	$24,178	$24,091	$18,644
06/24	$26,189	$30,006	$20,347
06/25	$28,642	$34,556	$22,326
06/26	$38,607	$42,271	$30,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	34.80%	2.85%	14.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,128,884,511
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 19,668,766	[10]
InvestmentCompanyPortfolioTurnover	116.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000159958
Shareholder Report [Line Items]
Fund Name	AB Small Cap Growth Portfolio
Class Name	Class Z
Trading Symbol	QUAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Growth Portfolio (the “Fund”) for the period of August 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/QUAZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$83	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 11-month period ended June 30, 2026, the Fund underperformed the Russell 2000 Growth Index (the “benchmark”), before sales charges. Security selection drove underperformance relative to the benchmark. Selection within consumer discretionary, industrials, financials and energy detracted the most from relative performance, while selection within technology, health care and materials contributed. Overall, sector allocation also detracted from results. The Fund’s performance reflected the impact of management decisions across various sectors, which had both positive and negative influences throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index	Russell 2000 Growth Index
06/16	$10,000	$10,000	$10,000
06/17	$12,877	$11,790	$12,440
06/18	$17,501	$13,484	$15,160
06/19	$19,373	$14,889	$15,086
06/20	$22,413	$16,006	$15,610
06/21	$33,695	$22,536	$23,628
06/22	$20,925	$20,144	$15,729
06/23	$24,324	$24,091	$18,644
06/24	$26,376	$30,006	$20,347
06/25	$28,874	$34,556	$22,326
06/26	$38,958	$42,271	$30,976

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	34.92%	2.95%	14.57%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Growth Index	38.74%	5.57%	11.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 3,128,884,511
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 19,668,766	[12]
InvestmentCompanyPortfolioTurnover	116.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$3,128,884,511
# of Portfolio Holdings	117
Portfolio Turnover Rate	116%Footnote Reference+
Total Advisory Fees Paid (Net)	$19,668,766Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from August 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	24.3%
Industrials	22.3%
Information Technology	21.5%
Consumer Discretionary	9.1%
Financials	8.1%
Investment Companies	4.0%
Energy	3.5%
Consumer Staples	2.8%
Materials	2.6%
Communication Services	0.5%
Short-Term Investments	6.7%
Other assets less liabilities	-5.4%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
iShares Russell 2000 Growth ETF	$125,202,064	4.0%
Moog, Inc. - Class A	$56,939,937	1.8%
BrightSpring Health Services, Inc.	$55,196,211	1.8%
ESCO Technologies, Inc.	$49,080,509	1.6%
Chefs' Warehouse, Inc. (The)	$47,742,864	1.5%
Ultra Clean Holdings, Inc.	$47,602,246	1.5%
Semtech Corp.	$46,097,793	1.5%
Guardant Health, Inc.	$45,590,517	1.5%
SiTime Corp.	$45,518,675	1.4%
FirstCash Holdings, Inc.	$44,701,230	1.4%
Total	$563,672,046	18.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from July 31 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000141795
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Advisor Class
Trading Symbol	SCYVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-A. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCYVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.94%	[13]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index	Russell 2000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,357	$11,790	$12,486
06/18	$13,961	$13,484	$14,121
06/19	$12,934	$14,889	$13,241
06/20	$10,421	$16,006	$10,927
06/21	$18,475	$22,536	$18,934
06/22	$15,497	$20,144	$15,851
06/23	$16,130	$24,091	$16,803
06/24	$17,606	$30,006	$18,634
06/25	$18,447	$34,556	$19,666
06/26	$24,879	$42,271	$28,123

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	34.87%	6.13%	9.54%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 577,643,142
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,620,520	[14]
InvestmentCompanyPortfolioTurnover	36.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000141790
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class A
Trading Symbol	SCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-A. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCAVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.19%	[15]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index	Russell 2000 Value Index
06/16	$9,571	$10,000	$10,000
06/17	$11,798	$11,790	$12,486
06/18	$13,283	$13,484	$14,121
06/19	$12,278	$14,889	$13,241
06/20	$9,872	$16,006	$10,927
06/21	$17,460	$22,536	$18,934
06/22	$14,611	$20,144	$15,851
06/23	$15,162	$24,091	$16,803
06/24	$16,516	$30,006	$18,634
06/25	$17,254	$34,556	$19,666
06/26	$23,221	$42,271	$28,123

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	34.59%	5.87%	9.27%
Class A (with sales charges)	28.85%	4.96%	8.79%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 577,643,142
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,620,520	[16]
InvestmentCompanyPortfolioTurnover	36.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000141791
Shareholder Report [Line Items]
Fund Name	AB Small Cap Value Portfolio
Class Name	Class C
Trading Symbol	SCCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-A. You can also request this information by contacting us at (800) 227 4618.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SCCVX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$128	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.94%	[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the seven-month period ended June 30, 2026, the Fund outperformed the Russell 2000 Value Index (the “benchmark”), before sales charges. The Fund’s results were primarily driven by positive stock selection across multiple sectors relative to the benchmark, which was the leading contributor to performance. Selection within industrials, consumer discretionary, financials, energy and materials contributed and more than offset weaker results from selection within technology and health care. Sector allocation also contributed positively to performance. Overweights to technology, industrials and energy, along with an underweight to utilities, contributed to relative results. Overweights to consumer discretionary and consumer staples detracted. Overall, the Fund’s performance reflected the impact of favorable stock selection and sector positioning across various sectors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index	Russell 2000 Value Index
06/16	$10,000	$10,000	$10,000
06/17	$12,224	$11,790	$12,486
06/18	$13,672	$13,484	$14,121
06/19	$12,535	$14,889	$13,241
06/20	$9,996	$16,006	$10,927
06/21	$17,560	$22,536	$18,934
06/22	$14,602	$20,144	$15,851
06/23	$15,041	$24,091	$16,803
06/24	$16,256	$30,006	$18,634
06/25	$16,870	$34,556	$19,666
06/26	$22,519	$42,271	$28,123

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	33.48%	5.10%	8.46%
Class C (with sales charges)	32.48%	5.10%	8.46%
S&P 500 Index	22.33%	13.41%	15.51%
Russell 2000 Value Index	43.01%	8.23%	10.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 577,643,142
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 2,620,520	[18]
InvestmentCompanyPortfolioTurnover	36.00%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$577,643,142
# of Portfolio Holdings	107
Portfolio Turnover Rate	36%Footnote Reference+
Total Advisory Fees Paid (Net)	$2,620,520Footnote Reference+
Footnote	Description
Footnote+	Based on the Period from December 1, 2025 to June 30, 2026.

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.4%
Industrials	21.4%
Consumer Discretionary	12.7%
Information Technology	8.2%
Real Estate	6.9%
Health Care	6.3%
Energy	5.5%
Materials	5.2%
Utilities	3.5%
Consumer Staples	3.2%
Others	0.6%
Short-Term Investments	1.8%
Other assets less liabilities	-0.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Cardinal Infrastructure Group, Inc. - Class A	$10,012,047	1.7%
Select Water Solutions, Inc.	$9,498,292	1.6%
Plexus Corp.	$8,459,952	1.5%
Nicolet Bankshares, Inc.	$8,332,514	1.4%
Extreme Networks, Inc.	$8,320,288	1.4%
UMB Financial Corp.	$8,026,681	1.4%
Horace Mann Educators Corp.	$7,970,835	1.4%
WaFd, Inc.	$7,803,882	1.4%
Monarch Casino & Resort, Inc.	$7,507,692	1.3%
Ducommun, Inc.	$7,401,177	1.3%
Total	$83,333,360	14.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors/Trustees approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000133671
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Advisor Class
Trading Symbol	WPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$75	0.77%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,626	$11,790
06/18	$14,228	$13,484
06/19	$17,496	$14,889
06/20	$18,735	$16,006
06/21	$27,199	$22,536
06/22	$22,428	$20,144
06/23	$25,461	$24,091
06/24	$29,428	$30,006
06/25	$32,326	$34,556
06/26	$30,942	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	-4.28%	2.61%	11.96%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 470,698,405
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,121,453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Material Fund Change [Text Block]
C000133672
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class A
Trading Symbol	WPASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPASX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,574	$10,000
06/17	$12,057	$11,790
06/18	$13,551	$13,484
06/19	$16,623	$14,889
06/20	$17,759	$16,006
06/21	$25,713	$22,536
06/22	$21,149	$20,144
06/23	$23,952	$24,091
06/24	$27,614	$30,006
06/25	$30,258	$34,556
06/26	$28,886	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-4.54%	2.35%	11.68%
Class A (with sales charges)	-8.60%	1.47%	11.19%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 470,698,405
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,121,453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Material Fund Change [Text Block]
C000133673
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class C
Trading Symbol	WPCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPCSX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.76%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,503	$11,790
06/18	$13,949	$13,484
06/19	$16,982	$14,889
06/20	$18,003	$16,006
06/21	$25,873	$22,536
06/22	$21,124	$20,144
06/23	$23,735	$24,091
06/24	$27,162	$30,006
06/25	$29,543	$34,556
06/26	$27,995	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-5.24%	1.59%	10.84%
Class C (with sales charges)	-6.10%	1.59%	10.84%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 470,698,405
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,121,453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Material Fund Change [Text Block]
C000133674
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class I
Trading Symbol	WPSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.84%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,627	$11,790
06/18	$14,231	$13,484
06/19	$17,503	$14,889
06/20	$18,745	$16,006
06/21	$27,192	$22,536
06/22	$22,409	$20,144
06/23	$25,425	$24,091
06/24	$29,371	$30,006
06/25	$32,231	$34,556
06/26	$30,829	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class I	-4.35%	2.54%	11.92%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 470,698,405
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,121,453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Material Fund Change [Text Block]
C000133677
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class Z
Trading Symbol	WPSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$72	0.74%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended June 30, 2026, the Fund underperformed Standard & Poor's (“S&P”) 500 Index (the “benchmark”), before sales charges. Key factors materially affected the Fund's performance during the reporting period, including security selection, relative to the benchmark. Security selection within technology, industrials, health care, financials, materials, communication services and real estate detracted from performance during the period, while selection within consumer discretionary resulted in positive contribution to performance during the same period. Overweight allocations to financials, materials, health care, and consumer discretionary and underweight allocations to communication services and energy detracted from Fund performance, while underweight allocations to consumer staples, utilities, and real estate contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class Z	S&P 500 Index
06/16	$10,000	$10,000
06/17	$12,629	$11,790
06/18	$14,234	$13,484
06/19	$17,509	$14,889
06/20	$18,757	$16,006
06/21	$27,233	$22,536
06/22	$22,462	$20,144
06/23	$25,504	$24,091
06/24	$29,487	$30,006
06/25	$32,392	$34,556
06/26	$31,010	$42,271

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class Z	-4.27%	2.63%	11.98%
S&P 500 Index	22.33%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 470,698,405
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 4,121,453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$470,698,405
# of Portfolio Holdings	22
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net)	$4,121,453

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.1%
Industrials	19.6%
Financials	11.2%
Health Care	10.4%
Consumer Discretionary	8.5%
Communication Services	8.1%
Materials	4.9%
Short-Term Investments	1.3%
Other assets less liabilities	0.9%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Amphenol Corp. - Class A	$36,412,901	7.7%
Eaton Corp. PLC	$34,156,501	7.3%
Mastercard, Inc. - Class A	$30,289,046	6.4%
Quanta Services, Inc.	$29,374,032	6.2%
Alphabet, Inc. - Class A	$28,102,148	6.0%
NVIDIA Corp.	$26,208,189	5.6%
Amazon.com, Inc.	$26,141,846	5.6%
Cadence Design Systems, Inc.	$24,623,619	5.2%
Ecolab, Inc.	$23,063,057	4.9%
Motorola Solutions, Inc.	$23,034,475	4.9%
Total	$281,405,814	59.8%

Material Fund Change [Text Block]
C000141783
Shareholder Report [Line Items]
Fund Name	AB International Growth Portfolio
Class Name	Advisor Class
Trading Symbol	CIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$76	0.77%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$12,512	$12,045	$12,027	$11,738
06/18	$14,215	$12,922	$12,850	$12,900
06/19	$14,643	$13,088	$12,988	$13,240
06/20	$15,684	$12,460	$12,322	$14,008
06/21	$20,993	$16,910	$16,308	$18,725
06/22	$13,565	$13,626	$13,410	$13,894
06/23	$15,349	$15,359	$15,927	$15,737
06/24	$14,837	$17,144	$17,765	$17,292
06/25	$16,511	$20,182	$20,914	$19,739
06/26	$15,898	$25,764	$25,146	$24,140

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Advisor Class	-3.71%	-5.41%	4.74%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 79,927,062
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 211,226
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Material Fund Change Name [Text Block]	Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000141785
Shareholder Report [Line Items]
Fund Name	AB International Growth Portfolio
Class Name	Class A
Trading Symbol	CIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIAGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.02%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class A (with sales charges)	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$9,570	$10,000	$10,000	$10,000
06/17	$11,947	$12,045	$12,027	$11,738
06/18	$13,551	$12,922	$12,850	$12,900
06/19	$13,920	$13,088	$12,988	$13,240
06/20	$14,860	$12,460	$12,322	$14,008
06/21	$19,843	$16,910	$16,308	$18,725
06/22	$12,801	$13,626	$13,410	$13,894
06/23	$14,449	$15,359	$15,927	$15,737
06/24	$13,922	$17,144	$17,765	$17,292
06/25	$15,457	$20,182	$20,914	$19,739
06/26	$14,852	$25,764	$25,146	$24,140

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	-3.91%	-5.63%	4.49%
Class A (with sales charges)	-8.00%	-6.44%	4.04%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 79,927,062
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 211,226
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Material Fund Change Name [Text Block]	Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000141786
Shareholder Report [Line Items]
Fund Name	AB International Growth Portfolio
Class Name	Class C
Trading Symbol	CICGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CICGX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.76%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) ex USA (net) (the “benchmark”) and the MSCI ACWI ex US Growth Index (net), before sales charges. Key factors affecting the Fund's performance during the reporting period included security selection and sector selection, relative to the benchmark. Overweights to consumer discretionary and industrials detracted from overall performance, while an overweight allocation to technology and underweights to health care and consumer staples contributed to performance. Security selection within all sectors detracted, most notably within technology, financials and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Class C (with sales charges)	MSCI ACWI ex USA Index (net)	MSCI EAFE Index (net)	MSCI ACWI ex US Growth (net)
06/16	$10,000	$10,000	$10,000	$10,000
06/17	$12,384	$12,045	$12,027	$11,738
06/18	$13,940	$12,922	$12,850	$12,900
06/19	$14,219	$13,088	$12,988	$13,240
06/20	$15,068	$12,460	$12,322	$14,008
06/21	$19,978	$16,910	$16,308	$18,725
06/22	$12,781	$13,626	$13,410	$13,894
06/23	$14,311	$15,359	$15,927	$15,737
06/24	$13,691	$17,144	$17,765	$17,292
06/25	$15,083	$20,182	$20,914	$19,739
06/26	$14,380	$25,764	$25,146	$24,140

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	-4.66%	-6.36%	3.70%
Class C (with sales charges)	-5.61%	-6.36%	3.70%
MSCI ACWI ex USA Index (net)	27.66%	8.79%	9.93%
MSCI ACWI ex US Growth (net)	22.30%	5.21%	9.21%
MSCI EAFE Index (net)	20.23%	9.05%	9.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 79,927,062
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 211,226
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$79,927,062
# of Portfolio Holdings	53
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net)	$211,226

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.9%
Industrials	28.1%
Consumer Discretionary	15.6%
Financials	11.8%
Communication Services	4.8%
Health Care	3.7%
Materials	1.2%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United Kingdom	13.0%
China	12.4%
Netherlands	10.6%
Taiwan	8.7%
South Korea	6.9%
Canada	6.6%
Sweden	5.5%
Germany	5.3%
France	4.3%
United States	4.1%
Singapore	4.0%
Denmark	3.4%
Brazil	3.2%
Ireland	2.7%
Others	8.4%
Short-Term Investments	0.3%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$6,929,541	8.7%
ASML Holding NV	$4,736,579	5.9%
SK hynix, Inc.	$3,897,962	4.9%
Tencent Holdings Ltd. - Class H	$3,330,266	4.1%
Sea Ltd. (ADR)	$3,177,436	3.9%
3i Group PLC	$2,297,333	2.9%
Safran SA	$2,281,727	2.9%
Kingspan Group PLC	$2,128,417	2.7%
Beijer Ref AB - Class B	$2,015,103	2.5%
Standard Chartered PLC	$1,986,275	2.5%
Total	$32,780,639	41.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.

Material Fund Change Name [Text Block]	Effective January 9, 2026, the Fund changed its name from AB Concentrated International Growth Portfolio to AB International Growth Portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[2]	Based on the Period from December 1, 2025 to June 30, 2026.
[3]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[4]	Based on the Period from August 1, 2025 to June 30, 2026.
[5]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[6]	Based on the Period from August 1, 2025 to June 30, 2026.
[7]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[8]	Based on the Period from August 1, 2025 to June 30, 2026.
[9]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[10]	Based on the Period from August 1, 2025 to June 30, 2026.
[11]	Annualized. This period represents the eleven-month period from August 1, 2025 to June 30, 2026.
[12]	Based on the Period from August 1, 2025 to June 30, 2026.
[13]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[14]	Based on the Period from December 1, 2025 to June 30, 2026.
[15]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[16]	Based on the Period from December 1, 2025 to June 30, 2026.
[17]	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.
[18]	Based on the Period from December 1, 2025 to June 30, 2026.